Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities:
Net income (loss)		$ 94,696	$ 9,800	$ 5,755
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		3,185	3,371	4,384
Deferred income tax benefit		(92,459)	0	0
Fair value adjustments		711	21	1,178
Provision for loan losses		600	218	1,000
Proceeds from mortgage loans held for sale		693,354	458,771	646,294
Originations of mortgage loans held for sale		(727,748)	(455,776)	(587,313)
Share-based compensation expense		2,138	1,530	1,080
Net amortization of premiums and accretion of discounts on investment securities available for sale		2,114	1,741	2,838
Income from bank-owned life insurance		(1,245)	(4,110)	(3,312)
Gain on sale of investment securities available for sale	[1]	(238)	(306)	(781)
Impairments and gains and losses on sales of other real estate owned and repossessed assets, net		5,140	2,045	3,558
Impairments and gains and losses on sales of premises and equipment, net		4,348	112	2,245
Changes in:
Interest receivable		387	308	266
Other assets		1,316	887	9,152
Interest payable		(97)	(5,465)	1,143
Other liabilities		892	218	3,261
Net cash provided by (used in) operating activities		(12,906)	13,365	90,748
Investing Activities:
Proceeds from maturities and calls of investment securities available for sale		35,824	39,644	56,808
Proceeds from sale of investment securities available for sale		82,695	175,780	39,121
Purchase of investment securities available for sale		(17,604)	(190,597)	(154,717)
Proceeds from sale of restricted equity securities		11,338	1,975	928
Purchase of restricted equity securities		(5,341)	(456)	(218)
Proceeds from sale of premises and equipment		9	1,603	3,850
Purchase of premises and equipment		(675)	(1,459)	(2,433)
Net (increase) decrease in loans		(127,022)	(51,780)	13,395
Proceeds from bank-owned life insurance death benefit		80	5,341	5,709
Proceeds from sale of other real estate owned and repossessed assets, net		12,568	18,076	14,856
Net cash (used in) investing activities		(8,128)	(1,873)	(22,701)
Financing Activities:
Net increase (decrease) in deposits		123,797	58,020	(94,440)
Proceeds from short term Federal Home Loan Bank borrowings, net		25,000	0	0
Repayments of long term Federal Home Loan Bank borrowings		(165,500)	(27,516)	(67)
Repayments of other borrowings		0	0	(10,000)
Repurchase of common stock in the settlement of restricted stock units		(408)	(259)	0
Distributed non-controlling interest		(1,728)	(419)	(2,453)
Common stock surrendered		0	0	(3)
Net cash provided by (used in) financing activities		(18,839)	29,826	(106,963)
Increase (decrease) in cash and cash equivalents		(39,873)	41,318	(38,916)
Cash and cash equivalents at beginning of period		103,619	62,301	101,217
Cash and cash equivalents at end of period		63,746	103,619	62,301
Supplemental cash flow information:
Cash paid for interest		12,306	16,903	12,259
Cash paid for / (refunded) from income taxes		8	86	(5,553)
Supplemental non-cash information:
Change in unrealized gain (loss) on securities available for sale		(1,575)	2,999	(7,702)
Transfer from other real estate owned and repossessed assets to loans		543	1,621	6,016
Transfer from loans to other real estate owned and repossessed assets		4,532	6,798	25,528
Transfers from premises and equipment to other real estate owned and repossessed assets		$ 4,407	$ 0	$ 3,352

[1]	Includes $238, $306, and $781 accumulated other comprehensive income reclassifications for unrealized net gains on available for sale securities for the years ended December 21, 2015, 2014, and 2013, respectively.